CAPITAL STRUCTURE - Shares Repurchased by the Company - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Jun. 03, 2024	Mar. 10, 2023	Mar. 08, 2023	Aug. 26, 2022	Aug. 18, 2022	Jun. 02, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital Structure [Line Items]
Treasury shares, shares							92,402,083	93,408,292
Ordinary shares, issued							1,351,540,382	1,404,679,067
Ordinary shares, outstanding							1,259,138,299	1,311,270,775
Shares repurchased by the Company							$ 112,292	$ 169,836	$ 189,161
Treasury Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)							62,138,685	40,373,076	102,783,027
Shares repurchased by the Company							$ 112,292	$ 169,836	$ 189,161
Treasury Shares [Member] | Two Thousand And Twenty One Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount						$ 500,000
Stock repurchase program period						3 years
Shares repurchased by the Company (in shares)								0
Retirement of shares (in shares)								0	1,500,000
Share repurchase program expiration date						Jun. 02, 2024
Treasury Shares [Member] | Two Thousand And Twenty One Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)									5,929,076
Treasury Shares [Member] | Two Thousand And Twenty One Repurchase Program [Member] | Equivalent Ordinary Shares for ADS [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)									17,787,228
Treasury Shares [Member] | Two Thousand And Twenty Four Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount	$ 500,000
Stock repurchase program period	3 years
Retirement of shares (in shares)							53,138,685
Share repurchase program expiration date	Jun. 03, 2027
Treasury Shares [Member] | Two Thousand And Twenty Four Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)							20,712,895
Treasury Shares [Member] | Two Thousand And Twenty Four Repurchase Program [Member] | Equivalent Ordinary Shares for ADS [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)							62,138,685
Treasury Shares [Member] | Two Thousand And Twenty Two Melco International Repurchase Program [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)					9,995,799
Retirement of shares (in shares)				9,995,799
Shares repurchased by the Company				$ 152,709
Treasury stock acquired, Average cost per share				$ 1.7967
Treasury Shares [Member] | Two Thousand And Twenty Two Melco International Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)					25,000,000
Treasury stock acquired, Average cost per share				$ 5.39
Treasury Shares [Member] | Two Thousand And Twenty Two Melco International Repurchase Program [Member] | Equivalent Ordinary Shares for ADS [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)					75,000,000
Treasury Shares [Member] | Two Thousand And Twenty Three Melco International Repurchase Program [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)			40,373,076
Retirement of shares (in shares)		40,373,076
Shares repurchased by the Company		$ 169,836
Treasury stock acquired, Average cost per share		$ 4.2067
Treasury Shares [Member] | Two Thousand And Twenty Three Melco International Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Treasury stock acquired, Average cost per share		$ 12.62